Offerings - Offering: 1	Jan. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value
Amount Registered | shares	4,020,000
Proposed Maximum Offering Price per Unit	1.2452
Maximum Aggregate Offering Price	$ 5,005,704.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 691.29
Offering Note	Represents 4,020,000 common shares, no par value ("Common Shares"), issuable to the Selling Shareholder upon the exercise from time to time of up to 4,020,000 warrants to purchase Common Shares owned by the Selling Shareholder. The Common Shares will be offered for resale by the Selling Shareholder. Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, the proposed maximum offering price per Common Share is estimated solely for the purpose of calculating the registration fee and is based on the average of the high and low prices per Common Share of the Registrant as reported by The Nasdaq Stock Market on January 26, 2026, which date is within five business days prior to filing this Registration Statement.